PRINCIPAL ACTIVITIES AND ORGANIZATION (Financial Information of Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 152,984		$ 179,718		$ 18,862	$ 69,510
Term deposits	116,284		103,331		101,503
Restricted Cash	3,767
Deferred tax liabilities, non-current	9,159	[1]	2,755	[1]
Total net revenue	332,324		196,702		91,768
Net income	(78,612)		(1,333)		9,962
Net cash provided by operating activities	6,211		24,274		19,513
Net cash used in investing activities	(21,017)		(41,450)		(68,569)
Net cash provided by financing activities	(13,306)		176,751		(1,203)
Effect of exchange rate changes on cash and cash equivalents	1,378		1,281		(389)
Net increase/(decrease) in cash and cash equivalents balance	(26,734)		160,856		(50,648)
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	29,508		11,472
Term deposits	72,159		70,528
Restricted Cash	3,767
Other intercompany receivable to WFOEs	91,605		36,565
Other intercompany receivable	138		132
Total current assets	306,508		201,118
Total non-current assets	375,510		138,728
Total assets	682,018		339,846
Intercompany payable to WFOEs for the service fees	11,468		18,858
Other intercompany payable to WFOEs	97,053		77,193
Other intercompany payable	163,468		87,054
Total current liabilities	349,814		250,577
Deferred tax liabilities, non-current	8,859		2,301
Total liabilities	358,673		252,878
Total net revenue	275,372		139,886		54,461
Net income	18,751		21,098		4,399
Net cash provided by operating activities	30,094		14,538		46,356
Net cash used in investing activities	(9,415)		(8,027)		(59,090)
Net cash provided by financing activities					5,546
Effect of exchange rate changes on cash and cash equivalents	(2,643)		(2,851)		(276)
Net increase/(decrease) in cash and cash equivalents balance	$ 18,036		$ 3,660		$ (7,464)

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(d)).